Gold and Silber Bullion and Stream Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Gold and Silver Bullion and Stream Inventory
Schedule of gold and silver bullion and stream inventory

	At December 31,	At December 31,
	2024	2023
Gold and silver bullion from royalties received in-kind(1)	$89.5	$51.3
Stream ounces(2)	7.3	0.5
	$96.8	$51.8

1.	Represents gold and silver bullion received in-kind from royalty interests.
2.	Represents ounces acquired by the Company from stream arrangements.